Related Parties - Summary of Transactions Between Related Parties (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Bottom of range [member]
Disclosure of transactions between related parties [line items]
Percentage of capital stock holds by bank directly or indirectly	10.00%